Pay vs Performance Disclosure	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY FOR PERFORMANCE DISCLOSURES
Pay Versus
Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our variable pay-for-performance
philosophy and how we align executive compensation with our performance, refer to the
Compensation Discussion and Analysis
.

Year (a)	Summary Compensation Table Total for CEO (1) (b)		Compensation Actually Paid to CEO (4) (c)		Average Summary Compensation Table Total for Other NEOs (5) (d)	Average Compensation Actually Paid to Other NEOs (6) (e)	Value of initial fixed $100 investment based on:		GAAP Net Income ($000s) (9) (h)	Tangible Economic Return (10) (i)
	D. Finkelstein (2)	G. Votek (3)	D. Finkelstein (2)	G. Votek (3)			TSR (7) (f)	Peer Group TSR (8) (g)
2022 (11)	$14,323,682	$0	$11,087,169	$0	$5,420,097	$4,916,762	$82.75	$69.20	$1,726,420	(23.70%)
2021	$9,138,764	$0	$9,511,494	$0	$3,882,162	$4,027,576	$105.00	$91.50	$2,396,280	0.00%
2020	$12,703,778	$2,070,906	$16,250,879	$1,761,597	$3,835,068	$3,994,675	$102.43	$77.80	($889,772)	1.56%

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Messrs. Finkelstein and Votek for each corresponding year in the “Total” column of the Summary Compensation Table.

2.	Mr. Finkelstein has served as our CEO since March 2020 and as our Chief Investment Officer since November 2016 (other than during the period from December 2021 through November 2022).
3.	Mr. Votek served as our Interim CEO until March 2020.
4.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Finkelstein and Votek, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Finkelstein and Votek during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Finkelstein’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total	Reported Value of Equity Awards (a)	Adjusted Equity Value (b)	Compensation Actually Paid
2022	$14,323,682	($7,324,950)	$4,088,437	$11,087,169
2021	$9,138,764	($1,800,001)	$2,172,731	$9,511,494
2020	$12,703,778	($5,000,006)	$8,547,107	$16,250,879

a.	The reported value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
b.
The adjusted equity value for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the adjusted equity value are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$5,469,751	($5,839,034)	$0	$4,399,928	$0	$57,792	$4,088,437
2021	$1,868,886	($998,385)	$0	$1,259,860	$0	$42,370	$2,172,731
2020	$6,837,672	$0	$0	$0	$0	$1,709,435	$8,547,107
In accordance with the requirements of Item 402(v) of
Regulation
S-K,
the following adjustments were made to Mr. Votek’s total compensation for 2020 to determine the compensation actually paid, using the same methodology described above:

Year	Reported Summary Compensation Table Total	Reported Value of Equity Awards	Equity Award Adjustments (c)	Compensation Actually Paid
2020	$2,070,906	($999,999)	$690,690	$1,761,597

c.	The amounts deducted or added in calculating the adjusted equity value for 2020 are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	$0	$0	$690,690	$0	$0	$0	$690,690

5.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Messrs. Finkelstein and Votek) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Finkelstein and Votek) in each applicable year are as follows: (i) for 2022, Steven F. Campbell, Ilker Ertas, Anthony Green and Serena Wolfe; and (ii) for 2021 and 2020, Timothy P. Coffey, Ilker Ertas, Anthony Green and Serena Wolfe.

6.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Company’s NEOs as a group (excluding Messrs. Finkelstein and Votek), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s NEOs as a group (excluding Messrs. Finkelstein and Votek) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for each year to determine the compensation actually paid, using the same methodology described above in footnote 4:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (d)	Average Compensation Actually Paid to Other NEOs
2022	$5,420,097	($1,784,970)	$1,281,635	$4,916,762
2021	$3,882,162	($774,999)	$920,413	$4,027,576
2020	$3,835,068	($462,516)	$622,123	$3,994,675

d.	The amounts deducted or added in calculating the total average adjusted equity value are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,332,883	($508,169)	$0	$306,741	$0	$150,180	$1,281,635
2021	$804,772	($197,067)	$0	$228,326	$0	$84,382	$920,413
2020	$622,123	$0	$0	$0	$0	$0	$622,123

7.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

8.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Bloomberg Mortgage REIT Index.

9.	The dollar amounts reported represent the amount of GAAP net income reflected in the Company’s audited financial statements for the applicable year.
10.
“Tangible Economic Return” means the Company’s change in tangible book value plus dividends declared divided by the prior period’s book value. For comparison, the Company’s Tangible Economic Return (Loss) for each of 2022, 2021 and 2020 was (23.70%), 0.00% and 1.56%, respectively. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Tangible Economic Return is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

11.
Refer to the “
Compensation Discussion and Analysis – Total Direct Compensation Table
” for the total direct compensation paid or awarded to each NEO for 2022, including compensation for 2022 performance that was paid or awarded by the Company in early 2023, which the MDC Committee believes best aligns with how it views executive compensation for a given performance year.

Company Selected Measure Name		Tangible Economic Return
Named Executive Officers, Footnote [Text Block]
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Messrs. Finkelstein and Votek) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Messrs. Finkelstein and Votek) in each applicable year are as follows: (i) for 2022, Steven F. Campbell, Ilker Ertas, Anthony Green and Serena Wolfe; and (ii) for 2021 and 2020, Timothy P. Coffey, Ilker Ertas, Anthony Green and Serena Wolfe.

Peer Group Issuers, Footnote [Text Block]		Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Bloomberg Mortgage REIT Index.
Adjustment To PEO Compensation, Footnote [Text Block]
4.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Messrs. Finkelstein and Votek, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Finkelstein and Votek during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Finkelstein’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total	Reported Value of Equity Awards (a)	Adjusted Equity Value (b)	Compensation Actually Paid
2022	$14,323,682	($7,324,950)	$4,088,437	$11,087,169
2021	$9,138,764	($1,800,001)	$2,172,731	$9,511,494
2020	$12,703,778	($5,000,006)	$8,547,107	$16,250,879

a.	The reported value of equity awards represents the amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
b.
The adjusted equity value for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the adjusted equity value are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$5,469,751	($5,839,034)	$0	$4,399,928	$0	$57,792	$4,088,437
2021	$1,868,886	($998,385)	$0	$1,259,860	$0	$42,370	$2,172,731
2020	$6,837,672	$0	$0	$0	$0	$1,709,435	$8,547,107
In accordance with the requirements of Item 402(v) of
Regulation
S-K,
the following adjustments were made to Mr. Votek’s total compensation for 2020 to determine the compensation actually paid, using the same methodology described above:

Year	Reported Summary Compensation Table Total	Reported Value of Equity Awards	Equity Award Adjustments (c)	Compensation Actually Paid
2020	$2,070,906	($999,999)	$690,690	$1,761,597

c.	The amounts deducted or added in calculating the adjusted equity value for 2020 are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2020	$0	$0	$690,690	$0	$0	$0	$690,690

Non-PEO NEO Average Total Compensation Amount		$ 5,420,097	$ 3,882,162	$ 3,835,068
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,916,762	4,027,576	3,994,675
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (d)	Average Compensation Actually Paid to Other NEOs
2022	$5,420,097	($1,784,970)	$1,281,635	$4,916,762
2021	$3,882,162	($774,999)	$920,413	$4,027,576
2020	$3,835,068	($462,516)	$622,123	$3,994,675

d.	The amounts deducted or added in calculating the total average adjusted equity value are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,332,883	($508,169)	$0	$306,741	$0	$150,180	$1,281,635
2021	$804,772	($197,067)	$0	$228,326	$0	$84,382	$920,413
2020	$622,123	$0	$0	$0	$0	$0	$622,123

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
The below graph presents the relationship betw
een the amount of compensation actually paid (“CAP”) to Messrs. Finkelstein and Votek, and the average amount of CAP to the Other NEOs with our cumulative TSR over 2020, 2021 and 2022. As described in the
Compensation Discussion and Analysis
, we utilize a TSR governor to limit the Relative Tangible Economic Return-linked portions of annual incentive amounts and PSU award payouts to 100% of target if TSR for the respective performance period is negative.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and GAAP Net Income
The below graph presents the relationship between the amount of CAP to Messrs. Finkelstein and Votek, and the average amount of CAP to the Other NEOs with our GAAP net income for 2020, 2021 and 2022. While we do not use GAAP net income as a performance measure in the overall executive compensation program, we do use a non-GAAP
adjusted earnings-linked measure (Average EAD Return on Equity) to determine 50% of PSU award payouts. For a reconciliation of EAD to GAAP net income, please refer to the Appendix.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Tangible Economic Return
The below graph presents the relationship between the amount of CAP to Messrs. Finkelstein and Votek, and the average amount of CAP to the Other NEOs with our Tangible Economic Return for 2020, 2021 and 2022. As described in the
Compensation Discussion and Analysis
, we utilize Relative Tangible Economic Return for the respective performance period to determine 30% of annual incentive amounts and 50% of PSU award payouts.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Company TSR and Peer Group TSR
The graph above titled “CAP vs. TSR” presents the relationship of our cumulative TSR to that of our peer group (Bloomberg Mortgage REIT Index) for 2020, 2021 and 2022. For a graph and table comparing the yearly percentage change in the Company’s cumulative TSR to that of the Bloomberg Mortgage REIT Index for the five-year period ended December 31, 2022, please refer to the Share Performance Graph included in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis, our executive compensation program reflects a variable pay-for-performance
philosophy. The MDC Committee believes that the metrics utilized for our incentive awards represent key measures of the Company’s financial performance and support sustained value creation for stockholders. The most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

∎	Tangible Economic Return

∎	Total Shareholder Return

∎	OpEx to Equity

∎	Average EAD Return on Equity

Total Shareholder Return Amount		$ 82.75	105	102.43
Peer Group Total Shareholder Return Amount		69.2	91.5	77.8
Net Income (Loss)		$ 1,726,420,000	$ 2,396,280,000	$ (889,772,000)
Company Selected Measure Amount		(0.237)	0	0.0156
PEO Name	Mr. Votek	Mr. Finkelstein
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Tangible Economic Return
Non-GAAP Measure Description [Text Block]
“Tangible Economic Return” means the Company’s change in tangible book value plus dividends declared divided by the prior period’s book value. For comparison, the Company’s Tangible Economic Return (Loss) for each of 2022, 2021 and 2020 was (23.70%), 0.00% and 1.56%, respectively. While the Company uses numerous financial and non-financial
performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Tangible Economic Return is the financial performance measure that represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		OpEx to Equity
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Average EAD Return on Equity
Finkelstein [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 14,323,682	$ 9,138,764	$ 12,703,778
PEO Actually Paid Compensation Amount		11,087,169	9,511,494	16,250,879
Finkelstein [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,088,437	2,172,731	8,547,107
Finkelstein [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,324,950)	(1,800,001)	(5,000,006)
Votek [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		0	0	2,070,906
PEO Actually Paid Compensation Amount		0	0	1,761,597
PEO [Member] | Finkelstein [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,088,437	2,172,731	8,547,107
PEO [Member] | Finkelstein [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,469,751	1,868,886	6,837,672
PEO [Member] | Finkelstein [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,839,034)	(998,385)	0
PEO [Member] | Finkelstein [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Finkelstein [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,399,928	1,259,860	0
PEO [Member] | Finkelstein [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Finkelstein [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		57,792	42,370	1,709,435
PEO [Member] | Votek [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				690,690
PEO [Member] | Votek [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				690,690
PEO [Member] | Votek [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Votek [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Votek [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				690,690
PEO [Member] | Votek [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Votek [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Votek [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Votek [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(999,999)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,281,635	920,413	622,123
Non-PEO NEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,281,635	920,413	622,123
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,332,883	804,772	622,123
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(508,169)	(197,067)	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		306,741	228,326	0
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		150,180	84,382	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,784,970)	$ (774,999)	$ (462,516)